Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 36,909.85
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 36,909.85
Total Fee and Interest Amount	36,909.85